Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 6,312,765	$ 5,531,905	$ 10,143,613	$ 9,352,231	$ 15,945,418	$ 15,191,866
Cost of sales	3,211,067	2,748,628	5,034,397	4,527,589	7,671,428	5,299,465
Selling and distribution expenses	1,022,535	917,382	2,716,614	1,756,233	3,768,329	879,083
Administrative expenses	233,053	278,540	513,574	582,502	1,224,720	1,442,203
Operating profits	1,846,110	1,587,355	1,879,028	2,485,907	3,280,941	7,571,115
Other income	6,751	9,911	13,882	23,214	40,775	44,763
Income before income taxes	1,852,861	1,597,266	1,892,910	2,509,121	3,321,716	7,615,878
Income taxes	420,235	414,279	456,139	728,103	1,408,006	2,507,617
Net income	1,432,626	1,182,987	1,436,771	1,781,018	1,913,710	5,108,261
Other comprehensive income:
Exchange differences arising from translation of foreign operations	555,231	186,543	(445,958)	220,330	(643,816)	1,046,451
Other comprehensive income, net of tax	555,231	186,543	(445,958)	220,330	(643,816)	1,046,451
Total comprehensive income	$ 1,987,857	$ 1,369,530	$ 990,813	$ 2,001,348	$ 1,269,894	$ 6,154,712
Earnings per share:
Basic and diluted earnings per share (in Dollars per share)	$ 3.42	$ 2.82	$ 3.43	$ 4.25	$ 0.05	$ 0.12